SCHEDULE OF ACCOUNTS PAYABLE (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Total of Accounts payable	$ 866,929	$ 17,532
SMS Service [Member]
Total of Accounts payable		15,070
Suppliers [Member]
Total of Accounts payable	$ 866,929	$ 2,462